Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Maturing within One Year
Debt maturing within one year consists of the following:

	December 31,
(in Millions)	2012	2011
Short-term debt	$50.6	$27.0
Current portion of long-term debt	5.7	19.5
Total debt maturing within one year	$56.3	$46.5
Weighted average interest rates for short-term debt outstanding at year-end	6.5%	9.7%

Schedule of long-term debt
Long-term debt consists of the following:

(in Millions)	December 31, 2012
	Interest Rate Percentage	Maturity Date	12/31/2012	12/31/2011
Pollution control and industrial revenue bonds (less unamortized discounts of $0.2 and $0.2, respectively)	0.2-6.5%	2013-2035	$176.7	$176.7
Senior notes (less unamortized discount of $1.8 and $2.1, respectively)	3.95-5.2%	2019-2022	598.2	597.9
2011 credit agreement (1)	2.4%	2016	130.0	—
Foreign debt	0-8.9%	2013-2023	9.6	24.0
Total long-term debt			914.5	798.6
Less: debt maturing within one year			5.7	19.5
Total long-term debt, less current portion			$908.8	$779.1

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(1)	Letters of credit outstanding under the 2011 credit agreement totaled $74.0 million. Available funds under this facility were $1,296.0 million at December 31, 2012.